Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 23, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	MARTIN MARIETTA MATERIALS INC
Entity Central Index Key	0000916076
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,750,661,896
Entity Common Stock, Shares Outstanding		45,624,785